Financial Instruments - Schedule of aging of trade receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 19,426	$ 19,693
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	19,426	19,693
Credit Risk | 0-30 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	15,253	14,102
Credit Risk | 31-60 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	2,972	1,826
Credit Risk | 61-90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	412	166
Credit Risk | Over 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 789	$ 3,599